Income Taxes - Deferred tax related to Assets and Liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	€ 17	€ 263	€ 509
Deferred tax liabilities, Gross value	17	263	509
Deferred tax assets, Netting	(17)	(263)	(509)
Deferred tax liabilities, Netting	(17)	(263)	(509)
Recognition of deferred tax assets in the statement of financial position		0
Recognition of deferred tax liabilities in the statement of financial position		0
Non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value		206	338
Deferred tax liabilities, Gross value	5	191	2
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value		203	336
Deferred tax liabilities, Gross value	1
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, Gross value	4	3	2
Financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value		3	2
Deferred tax liabilities, Gross value		188
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	1	1	23
Deferred tax liabilities, Gross value	12
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	1	1	2
Receivables and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value			21
Deferred tax liabilities, Gross value	12
Non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	16	1	144
Deferred tax liabilities, Gross value		9
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value			1
Deferred tax liabilities, Gross value		9
Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	€ 16	1	143
Current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value		55	4
Deferred tax liabilities, Gross value		63	507
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value		0
Deferred tax liabilities, Gross value		62
Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value		55	4
Deferred tax liabilities, Gross value		€ 1	€ 507